Exhibit 10.2

SECOND AMENDMENT TO

SALE AND SERVICING AGREEMENT

This Second Amendment to Sale and Servicing Agreement, dated as of March 15, 2022 (this “Amendment”), is by and among Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Santander Consumer USA Inc. (“SC”), as servicer (in such capacity, the “Servicer”).

WHEREAS, Drive Auto Receivables Trust 2018-5, as issuer (the “Issuer”), the Seller, the Servicer, and Wilmington Trust, National Association, as indenture trustee (the “Indenture Trustee”) are parties to that certain Sale and Servicing Agreement, dated as of November 20, 2018 (as amended, supplemented and modified from time to time, the “Sale and Servicing Agreement”);

WHEREAS, the Seller and the Servicer desire to amend the Sale and Servicing Agreement as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, as amended hereby.

SECTION 2. Amendments. Effective as of March 15, 2022, the Sale and Servicing Agreement is hereby amended as follows:

(a) The second sentence of Section 4.2 is hereby amended and restated in full to read as follows:

“The “Monthly Remittance Condition” shall be deemed to be satisfied if (i) Santander Consumer or one of its Affiliates is the Servicer, (ii) no Event of Default or Servicer Replacement Event has occurred and is continuing, (iii) Santander Holdings USA, Inc. has a long term unsecured debt rating of at least “Baa3” from Moody’s, (iv) Santander Consumer has not received notification from S&P within the last 30 days that Santander Consumer no longer meets S&P’s creditworthiness requirements for making monthly remittances and (v) Santander Consumer is a direct or indirect subsidiary of Banco Santander, S.A. Notwithstanding the foregoing, the Servicer may remit Collections to the Collection Account on any other alternate remittance schedule (but not later than the Business Day prior to the related Payment Date) if the Rating Agency Condition is satisfied with respect to such alternate remittance schedule.”

DRIVE 2018-5: Amendment to Sale and Servicing Agreement

SECTION 3. Miscellaneous. The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Any reference to the Sale and Servicing Agreement from and after the date hereof shall be deemed to refer to the Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated. This Amendment shall be valid, binding, and enforceable against a party only when executed by an authorized individual on behalf of the party by means of (i) an electronic signature that complies with the federal Electronic Signatures in Global and National Commerce Act, state enactments of the Uniform Electronic Transactions Act, and/or any other relevant electronic signatures law, in each case to the extent applicable; (ii) an original manual signature; or (iii) a faxed, scanned, or photocopied manual signature. Each electronic signature or faxed, scanned, or photocopied manual signature shall for all purposes have the same validity, legal effect, and admissibility in evidence as an original manual signature. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any electronic signature or faxed, scanned, or photocopied manual signature of any other party and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof. This Amendment may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument. Notwithstanding the foregoing, with respect to any notice provided for in this Amendment or any instrument required or permitted to be delivered hereunder, any party hereto receiving or relying upon such notice or instrument shall be entitled to request execution thereof by original manual signature as a condition to the effectiveness thereof. This Amendment shall be governed by and construed in accordance with the internal, substantive laws of the State of New York without reference to the rules thereof relating to conflicts of law, other than Sections 5-1401 and 5-1402 of the New York General Obligations Law, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

[Signatures follow]

2	DRIVE 2018-5: Amendment to Sale and Servicing Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President

SANTANDER CONSUMER USA INC., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Vice President

S-1	DRIVE 2018-5: Amendment to Sale and Servicing Agreement